Finance Result	12 Months Ended
Dec. 31, 2025
Finance Result
Finance Result
(25)	Finance Result

Details are as follows:

	Millions of Euros
	Reference	2025	2024	2023
Finance income		34	44	62
Finance costs from Senior Unsecured Notes		(320)	(230)	(177)
Finance costs from senior debt	Note 19(b)	(157)	(280)	(257)
Finance costs from other financial liabilities		(64)	(69)	(74)
Capitalized interest	Note 9	22	28	37
Finance lease expenses	Note 8	(57)	(51)	(45)
Other finance costs		(49)	(112)	(81)
Finance costs		(625)	(714)	(597)
Dividends		2	2	—
Financial cost of sale of trade receivables	Note 13	(14)	(31)	(25)
Change in fair value of financial instruments		33	20	1
Impairment of financial assets		(3)	(9)	—
Exchange differences		(55)	(60)	(16)
Finance result		(628)	(748)	(575)

During 2024, the heading Finance costs from Senior Unsecured Notes includes financial expenses arising from the interest corresponding to senior secured bonds with a principal amount of Euros 1.300 million issued at 7.5% that were used to amortize senior unsecured bonds with a principal amount of Euros 1.000 million and an interest of 3.2% per annum.

The finance costs from other financial liabilities heading for 2025 includes finance costs related to the interest on the funds received by GIC amounting Euros 64 million (Euros 69 million at 31 December 2024) (see note 19(d)).

During 2025, the Group has capitalized interest at a rate of between 6.11% and 6.54% based on the financing received (between 6.88% and 7.38% during 2024).